Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Schedule of intangible assets

Cost	Trademarks and sanitary records	Licenses, customers and agreements	Product development	Total
Balance as of January 1, 2022	14,615	15,935	23,285	53,835
Additions	1,684	566	—	2,250
Additions from internal developments	—	—	8,713	8,713
Derecognition of assets	16	(49)	(154)	(187)
Effect of foreign currency exchange rate changes	(1,180)	(1,574)	(4,697)	(7,451)
Transfers	233	363	—	596
Balance as of December 31, 2022	15,368	15,241	27,147	57,756
Additions	1,724	818	—	2,542
Additions from internal developments	—	—	9,920	9,920
Derecognition of assets	(18)	—	(51)	(69)
Effect of foreign currency exchange rate changes	1,791	2,229	7,417	11,437
Transfers	(707)	282	(526)	(951)
Balance as of December 31, 2023	18,158	18,570	43,907	80,635

Accumulated amortization and impairment losses	Trademarks and sanitary records	Licenses, customers and agreements	Product development	Total
Balance as of January 1, 2022	4,179	12,512	7,011	23,702
Amortization expense	1,205	995	2,733	4,933
Impairment loss	114	21	—	135
Derecognition of assets	5	—	—	5
Effect of foreign currency exchange rate changes	(495)	(1,200)	(1,503)	(3,198)
Balance as of December 31, 2022	5,008	12,328	8,241	25,577

Amortization expense	1,686	1,032	3,525	6,243
Derecognition of assets	(13)	—	—	(13)
Impairment loss	521	11	327	859
Effect of foreign currency exchange rate changes	933	1,686	2,480	5,099
Balance as of December 31, 2023	8,135	15,057	14,573	37,765

As of December 31, 2022
Net book value	10,360	2,913	18,906	32,179
As of December 31, 2023
Net book value	10,023	3,513	29,334	42,870